UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21680

                                                               Virtus Total Return Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                         Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

MUNICIPAL BONDS—0.1%

Puerto Rico—0.1%
Commonwealth of Puerto Rico Taxable Series A, 8.000%, 7/1/35	$100	$93

TOTAL MUNICIPAL BONDS (Identified Cost $93)		93

FOREIGN GOVERNMENT SECURITIES—4.5%

Argentine Republic 8.280%, 12/31/33	442	352
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	65	50
RegS 8.250%, 10/13/24(4)	165	116
7.650%, 4/21/25	30	20
9.375%, 1/13/34	195	144
Commonwealth of Australia Series 125 6.250%, 6/15/14	210AUD	196
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	465NZD	414
Federative Republic of Brazil
12.500%, 1/5/22	250BRL	127
8.500%, 1/5/24	1,000BRL	413
Hungary 5.750%, 11/22/23	64	66
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	200	194
Mongolia 144A 5.125%, 12/5/22(3)	200	163
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)	132	131
Republic of Colombia
12.000%, 10/22/15	215,000COP	121
4.375%, 3/21/23	229,000COP	105
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	200	181
Republic of Croatia 144A 6.375%, 3/24/21(3)	200	216
Republic of Iceland 144A 5.875%, 5/11/22(3)	175	190
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	1,315,000IDR	124
Series FR55, 7.375%, 9/15/16	1,044,000IDR	92
Series FR63, 5.625%, 5/15/23	905,000IDR	67
Republic of Latvia RegS 2.750%, 1/12/20(4)	225	217
Republic of Peru
GDN 144A 7.840%, 8/12/20(3)	170PEN	67
RegS 6.900%, 8/12/37(4)	265PEN	93
Republic of Philippines 4.950%, 1/15/21	5,000PHP	116
Republic of Poland 4.000%, 1/22/24	120	121
Republic of Slovak 144A 4.375%, 5/21/22(3)(12)	200	212

	PAR VALUE	VALUE
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	$200	$210
Republic of Uruguay 4.375%, 12/15/28	2,691UYU(10)	124
Romania 144A 4.875%, 1/22/24(3)(12)	220	222
Russian Federation
144A 7.850%, 3/10/18(3)	10,000RUB	281
144A 4.875%, 9/16/23(3)(12)	200	198
United Mexican States
Series M, 6.000%, 6/18/15	6,795MXN	534
Series M, 6.500%, 6/9/22	4,590MXN	362

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $6,625)		6,239

MORTGAGE-BACKED SECURITIES—4.8%

Non-Agency—4.8%
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	215	215
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	158	166
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW14, AM 5.243%, 12/11/38	355	387
06-PW13, AM 5.582%, 9/11/41(2)	310	339
07- PW15, AM 5.363%, 2/11/44	150	157
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	110	111
Countrywide Home Loan Mortgage Pass-Through- Trust 05-6, 2A1 5.500%, 4/25/35	122	115
Credit Suisse Commercial Mortgage Trust 07-C4, A1AM 5.971%, 9/15/39(2)	170	183
Credit Suisse First Boston Mortgage Securities Corp. 04-CF2, 1M1 144A 5.250%, 1/25/43(2)(3)	151	154
Goldman Sachs Mortgage Pass-Through- Securities Mortgage Loan Trust 06-RP1, 1A4 144A 8.500%, 1/25/36(3)	128	138
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.997%, 8/10/45(2)	196	217
Hilton USA Trust 13-HLT, EFX 144A 4.453%, 11/5/30(2)(3)	150	152
JPMorgan Chase (Washington Mutual) Commercial Mortgage Securities Trust 06-SL1, A 144A 4.249%, 11/23/43(2)(3)	32	32
JPMorgan Chase Commercial Mortgage Securities Trust

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
10-CNTR, A2 144A 4.311%, 8/5/32(3)	$300	$321
07-LDPX, AM 5.464%, 1/15/49(2)	160	167
JPMorgan Chase Mortgage Trust 14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	239	245
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	123	139
MASTR Alternative Loan Trust 04-4, 6A1 5.500%, 4/25/34	155	167
MASTR Reperforming Loan Trust
05-1, 1A2 144A 6.500%, 8/25/34(3)	167	172
05-1, 1A5 144A 8.000%, 8/25/34(3)	148	153
Merrill Lynch Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(2)	300	331
Morgan Stanley Capital I Trust 07-IQ14, AM 5.679%, 4/15/49(2)	115	120
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	170	171
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(3)	181	189
04-R3, A1 144A 6.500%, 2/25/35(3)	118	122
Residential Funding Mortgage Securities I, Inc.
05-S1, 1A2 5.500%, 2/25/35	233	236
05-S9, A9 5.500%, 12/25/35	239	239
Sequoia Mortgage Trust 12-3, A1 144A 4.000%, 9/25/33(2)(3)	109	111
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(3)	187	183
02-AL1, A3 3.450%, 2/25/32	377	372
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.137%, 1/25/37(2)	135	133
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
07-C32, A3 5.741%, 6/15/49(2)	300	331
07-C33, A5 5.953%, 2/15/51(2)	300	337

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,366)		6,605

ASSET-BACKED SECURITIES—1.6%

Bank of America (Merrill Lynch - Countrywide)
Asset-Backed Certificates
05-1 AF5A 5.497%, 7/25/35(2)	251	242
05-12, 2A4 5.258%, 2/25/36(2)	160	154
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(2)(3)	94	94

	PAR VALUE	VALUE
Exeter Automobile Receivables Trust 14-1A, C 144A 3.570%, 7/15/19(3)	$140	$141
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	231	232
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	148	151
Miramax LLC 11-1A, A 144A 6.250%, 10/20/21(3)	121	125
New Century Home Equity Loan Trust 05-A, A4W 4.892%, 8/25/35(2)	166	173
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(2)	96	100
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	161	160
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	325	330
Terwin Mortgage Trust 04-15AL, A1 144A 5.795%, 7/25/34(2)(3)	83	82
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/17(3)	196	205

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,143)		2,189

CORPORATE BONDS—31.8%

Consumer Discretionary—4.9%
Arcelik AS 144A 5.000%, 4/3/23(3)	250	220
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	250BRL	103
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	130	126
Boyd Gaming Corp. 9.000%, 7/1/20	160	178
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	150	161
144A 6.125%, 7/1/22(3)	65	67
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	70	63
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(3)	50	53
Chrysler Group LLC (CG Co-Issuer, Inc.) 144A 8.250%, 6/15/21(3)	220	248
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	180	184
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	360	391
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200	206

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	$5	$5
144A 4.875%, 11/1/20(3)	140	144
144A 5.375%, 11/1/23(3)	5	5
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	45	45
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	85	92
International Game Technology 7.500%, 6/15/19	120	141
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	170	173
KOC Holding AS 144A 3.500%, 4/24/20(3)	200	182
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	170	188
Lear Corp. 5.375%, 3/15/24	145	148
Live Nation Entertainment, Inc. 144A 7.000%, 9/1/20(3)	165	181
Meritor, Inc. 6.750%, 6/15/21	140	149
MGM Resorts International 6.750%, 10/1/20	160	178
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	155	174
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	80	79
PNK Finance Corp. 144A 6.375%, 8/1/21(3)	195	204
QVC, Inc. 5.125%, 7/2/22	125	130
Rent-A-Center, Inc. 4.750%, 5/1/21	55	52
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	50	51
Sinclair Television Group, Inc. 5.375%, 4/1/21	175	175
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	335	328
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	175	177
Station Casinos LLC 7.500%, 3/1/21	235	255
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	405	411
Toll Brothers Finance Corp.
4.000%, 12/31/18	195	200
6.750%, 11/1/19	130	148
Univision Communications, Inc. 144A 8.500%, 5/15/21(3)	150	167
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(3)	200	207
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	200	208
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	200	204

		6,801

Consumer Staples—0.4%
Chiquita Brands International, Inc. 7.875%, 2/1/21	88	98

	PAR VALUE	VALUE
Consumer Staples—(continued)
Darling Escrow Corp. 144A 5.375%, 1/15/22(3)	$181	$186
Elizabeth Arden, Inc. 7.375%, 3/15/21	95	103
Ingles Markets, Inc. 5.750%, 6/15/23	140	141
Smithfield Foods, Inc. 144A 5.875%, 8/1/21(3)	75	78

		606

Energy—4.7%
BreitBurn Energy Partners (BreitBurn Finance Corp.) 7.875%, 4/15/22	90	98
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	205	207
CHC Helicopter SA 9.250%, 10/15/20	149	162
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	204
Ecopetrol S.A. 5.875%, 9/18/23	100	109
EPL Oil & Gas, Inc. 8.250%, 2/15/18	165	179
EV Energy Partners LP 8.000%, 4/15/19	65	68
Exterran Partners LP 144A 6.000%, 10/1/22(3)	70	69
Forest Oil Corp. 7.250%, 6/15/19	190	167
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)(12)	200	196
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(4)	275	283
Gulfmark Offshore, Inc. 6.375%, 3/15/22	155	161
Linn Energy LLC (Linn Energy Finance Corp.) 6.500%, 5/15/19	155	162
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(3)	150	166
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	90	95
Memorial Production Partners LP 7.625%, 5/1/21	140	148
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	200	176
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	150	156
Parker Drilling Co. (The) 7.500%, 8/1/20	165	177
Petrobras Global Finance BV
4.375%, 5/20/23	150	137
6.250%, 3/17/24	180	186
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	170	163
RegS 8.500%, 11/2/17(4)	715	601
Petroleos Mexicanos 6.000%, 3/5/20(12)	360	405

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
144A 4.875%, 1/18/24(3)	$60	$62
PHI, Inc. 144A 5.250%, 3/15/19(3)	75	76
Plains Exploration & Production Co. 6.875%, 2/15/23(12)	160	179
QEP Resources, Inc. 6.875%, 3/1/21	305	337
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	200
Regency Energy Partners LP 5.875%, 3/1/22	145	151
Rosetta Resources, Inc. 5.875%, 6/1/22	175	179
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22(3)(7)	200	177
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	135	140
Targa Resources Partners LP 6.375%, 8/1/22	169	180
Tullow Oil plc 144A 6.000%, 11/1/20(3)	200	204
Zhaikmunai LP 144A 7.125%, 11/13/19(3)	200	209

		6,569

Financials—9.9%
Air Lease Corp. 4.750%, 3/1/20(12)	160	170
Aircastle Ltd. 5.125%, 3/15/21	345	345
Akbank TAS 144A 7.500%, 2/5/18(3)	300TRY	120
Alfa Bank OJSC RegS 7.875%, 9/25/17(4)(7)	155	165
Allstate Corp. (The) 5.750%, 8/15/53(2)(5)(12)	230	241
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	200	213
Avis Budget Car Rental LLC 5.500%, 4/1/23	195	197
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	155	163
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(12)	260	281
Banco Bradesco S.A. 144A 5.900%, 1/16/21(3)(12)	195	205
Banco de Credito del Peru
144A 4.250%, 4/1/23(3)	160	153
144A 6.125%, 4/24/27(2)(3)(12)	215	223
Banco do Brasil S.A. 144A 5.375%, 1/15/21(3)	195	197
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	150	157
144A 6.625%, 3/19/29(2)(3)	145	146
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	330BRL	134
Banco Santander Chile 144A 3.875%, 9/20/22(3)	155	150
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)(12)	320	341
Bancolombia S.A. 5.125%, 9/11/22	165	161
Bank of Baroda 144A 4.875%, 7/23/19(3)(12)	200	205
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	200	209
Bank of India 144A 3.250%, 4/18/18(3)	200	198

	PAR VALUE	VALUE

Financials—(continued)
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)(12)	$245	$245
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	165	167
Chubb Corp. (The) 6.375%, 3/29/67(2)(12)	160	178
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	250	246
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200	188
Fidelity National Financial, Inc. 5.500%, 9/1/22	40	43
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(3)	110	113
First Niagara Financial Group, Inc.
6.750%, 3/19/20	50	57
7.250%, 12/15/21(12)	150	172
General Motors Financial Co., Inc. 4.750%, 8/15/17	300	322
Genworth Holdings, Inc. 4.900%, 8/15/23(12)	225	236
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	100	111
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	185	199
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
144A 4.875%, 3/15/19(3)	15	15
144A 6.000%, 8/1/20(3)	70	74
144A 5.875%, 2/1/22(3)	150	152
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)(12)	200	208
ING (U.S.), Inc. 5.650%, 5/15/53(2)	170	170
International Lease Finance Corp.
3.875%, 4/15/18	170	173
5.875%, 8/15/22	150	159
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	200	192
Jefferies Group LLC 6.875%, 4/15/21	45	52
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)(12)	200	204
Korea Finance Corp. 4.625%, 11/16/21(12)	200	218
Level 3 Financing, Inc. 7.000%, 6/1/20	185	201
Lincoln National Corp. 6.050%, 4/20/67(2)(5)(12)	175	174
Macquarie Group Ltd. 144A 7.625%, 8/13/19(3)(12)	190	228
Morgan Stanley 144A 10.090%, 5/3/17(3)	280BRL	117
Nationstar Mortgage LLC 6.500%, 7/1/21	375	355
Nordea Bank AB 144A 4.250%, 9/21/22(3)(12)	200	202
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	200	191
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)(12)	200	202

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Progressive Corp. (The) 6.700%, 6/15/37(2)(12)	$225	$247
Prudential Financial, Inc.
5.875%, 9/15/42(2)(12)	305	318
5.625%, 6/15/43(2)(5)	75	77
Regency Energy Partners LP (Regency Energy Finance Corp.) 4.500%, 11/1/23	130	122
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)(12)	250	262
Resona Bank Ltd. 144A 5.850% (2)(3)(5)(6)	160	171
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)(12)	200	198
Sabra Health Care LP (Sabra Capital Corp.) 5.500%, 2/1/21	95	100
Sberbank of Russia (Sberbank Capital SA) 144A 5.125%, 10/29/22(3)(7)	235	219
Schaeffler Finance BV 144A 4.750%, 5/15/21(3)	205	211
SLM Corp.
4.875%, 6/17/19	45	46
5.500%, 1/25/23	180	177
Telecom Italia Capital SA 7.175%, 6/18/19	75	86
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(7)	200	176
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)(12)	215	205
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(3)	150	164
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	205	211
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	260	261
Willis Group Holdings plc 5.750%, 3/15/21(12)	165	183
WP Carey, Inc. 4.600%, 4/1/24	145	145
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	200	184

		13,701

Health Care—1.5%
Alere, Inc. 6.500%, 6/15/20	120	127
Catamaran Corp. 4.750%, 3/15/21	70	71
Community Health Systems, Inc. 144A 6.875%, 2/1/22(3)	45	47
Community Health Systems, Inc. (CHS) 144A 5.125%, 8/1/21(3)	40	41
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(3)	180	191

	PAR VALUE	VALUE

Health Care—(continued)
HCA, Inc. 6.500%, 2/15/20	$170	$191
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	110	118
LifePoint Hospitals, Inc. 144A 5.500%, 12/1/21(3)	130	135
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	125	129
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	35	37
Select Medical Corp.
6.375%, 6/1/21	125	128
144A 6.375%, 6/1/21(3)	60	61
Symbion, Inc. 8.000%, 6/15/16	125	132
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(3)	45	48
4.500%, 4/1/21	240	236
8.125%, 4/1/22	295	330
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(3)	40	44
144A 7.500%, 7/15/21(3)	20	23
144A 5.625%, 12/1/21(3)	20	21

		2,110

Industrials—3.3%
AAR Corp. 7.250%, 1/15/22	150	163
ADT Corp. (The) 144A 6.250%, 10/15/21(3)	200	206
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	135	150
Air Canada 144A 6.750%, 10/1/19(3)	185	200
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	79	80
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	165	165
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	164	167
Automotores Gildemeister S.A. 144A 6.750%, 1/15/23(3)	160	109
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	125	130
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	200	200
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	425	431
British Airways plc 144A 5.625%, 6/20/20(3)	77	82
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	130	141

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—(continued)
Carpenter Technology Corp. 4.450%, 3/1/23	$160	$160
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	5	6
Continental Airlines Pass-Through-Trust 00-1, A1 8.048%, 11/1/20	133	154
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	50	54
DP World Ltd. 144A 6.850%, 7/2/37(3)	100	108
Embraer S.A. 5.150%, 6/15/22(12)	185	192
ESAL GmbH 144A 6.250%, 2/5/23(3)	200	190
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21(12)	137	147
Ply Gem Industries, Inc. 144A 6.500%, 2/1/22(3)	180	182
Rexel SA 144A 5.250%, 6/15/20(3)	230	236
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	50	50
TransDigm, Inc. 7.500%, 7/15/21	130	145
U.S. Airways Pass-Through-Trust 11-1, A 7.125%, 10/22/23(12)	329	383
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	194	214
United Rentals, Inc. 5.750%, 11/15/24	185	187

		4,632

Information Technology—1.8%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	285	284
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	165	168
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	160	160
Equinix, Inc. 4.875%, 4/1/20	70	72
First Data Corp.
144A 8.250%, 1/15/21(3)	65	71
11.750%, 8/15/21	655	691
PIK Interest Capitalization, 144A 8.750%, 1/15/22(2)(3)(13)	40	44
First Data Holdings, Inc. PIK Interest Capitalization, 144A 14.500%, 9/24/19(2)(3)(13)	272	257
Freescale Semiconductor, Inc. 144A 6.000%, 1/15/22(3)	205	218
NCR Corp. 4.625%, 2/15/21	160	162
Sensata Technologies BV 144A 4.875%, 10/15/23(3)	200	198
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	100	101
VeriSign, Inc. 4.625%, 5/1/23	110	106

		2,532

	PAR VALUE	VALUE

Materials—3.0%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)(12)	$230	$238
Ardagh Packaging Finance plc 144A 6.750%, 1/31/21(3)	200	210
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	210	218
Cascades, Inc. 7.875%, 1/15/20	250	269
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	200	219
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	55	55
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	200	196
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	240	266
Hexion U.S. Finance Corp.
8.875%, 2/1/18	95	99
6.625%, 4/15/20	85	88
Huntsman International LLC 4.875%, 11/15/20	65	66
Ineos Finance plc 144A 8.375%, 2/15/19(3)	120	133
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	200	193
Mexichem Sab de CV RegS 4.875%, 9/19/22(4)	200	200
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	80	83
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	190	208
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	420	438
Severstal OAO (Steel Capital SA) RegS 6.250%, 7/26/16(4)(7)	250	260
Tronox Finance LLC 6.375%, 8/15/20	130	134
United States Steel Corp. 6.875%, 4/1/21	205	219
Vale Overseas Ltd. 4.375%, 1/11/22(12)	200	199
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	140	159

		4,150

Telecommunication Services—1.7%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000MXN	143
CenturyLink, Inc.
Series V 5.625%, 4/1/20	165	174
Series T 5.800%, 3/15/22	150	154
Cincinnati Bell, Inc. 8.375%, 10/15/20	120	132
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	165	179
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	230	247
ENTEL Chile S.A. 144A 4.875%, 10/30/24(3)(12)	200	202
Intelsat Jackson Holdings SA 144A 5.500%, 8/1/23(3)	115	113

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—(continued)
Sprint Communications, Inc. 6.000%, 11/15/22	$100	$102
Sprint Corp. 144A 7.250%, 9/15/21(3)	250	273
T-Mobile USA, Inc.
6.633%, 4/28/21	20	22
6.125%, 1/15/22	95	100
6.731%, 4/28/22	30	32
6.500%, 1/15/24	65	68
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(3)	155	164
Windstream Corp. 7.750%, 10/15/20	260	280

		2,385

Utilities—0.6%
AmeriGas Partners LP
6.250%, 8/20/19	160	173
7.000%, 5/20/22	125	137
Calpine Corp.
144A 7.500%, 2/15/21(3)	106	116
144A 6.000%, 1/15/22(3)	5	5
Electricite de France SA 144A 5.250% (2)(3)(5)(6)(12)	200	200
NRG Energy, Inc.
7.875%, 5/15/21	25	28
6.625%, 3/15/23	130	136

		795

TOTAL CORPORATE BONDS (Identified Cost $43,481)		44,281

LOAN AGREEMENTS(2)—7.0%

Consumer Discretionary—1.6%
Advantage Sales & Marketing, Inc. Second Lien, 8.250%, 6/17/18	107	109
Affinity Gaming LLC (Herbst Gaming LLC). 4.250%, 11/9/17	113	114
Brickman Group Holdings, Inc. Second Lien, 7.500%, 12/17/21	36	37
Caesars Entertainment Operating Co., Inc. Tranche B-6, 5.490%, 1/28/18	70	66
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B- 4, 9.500%, 10/31/16	58	58
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	97	101
Cengage Learning ACQ, Inc. 0.000%, 3/6/20(8)	57	58

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Clear Channel Communications, Inc. Tranche D, 6.900%, 1/30/19	$450	$441
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	154	155
EB Sports Corp. 11.500%, 12/31/15	100	100
Granite Broadcasting Corp. Tranche B, First Lien, 6.750%, 5/23/18	142	143
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	206	207
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	164	164
Marina District Finance Co., Inc. 6.750%, 8/15/18	73	74
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	161	166
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	103	106
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	63	62
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	66	64

		2,225

Consumer Staples—0.2%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	18	18
Second Lien, 9.500%, 10/10/17	105	102
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	114	119

		239

Energy—0.5%
Fieldwood Energy LLC Second Lien, 8.125%, 9/30/20	111	116
FTS International, Inc. 8.500%, 5/6/16	165	168
NGPL Pipeco LLC 6.750%, 9/15/17	93	91
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	132	132
Templar Energy LLC Second Lien, 8.000%, 11/25/20	154	156

		663

Financials—0.4%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	76	77
Asurion LLC Second Lien, 8.500%, 3/3/21	145	150

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Capital Automotive LP Second Lien, 6.000%, 4/30/20	$15	$15
iStar Financial, Inc. 4.500%, 10/15/17	121	121
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	160	161

		524

Health Care—0.7%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	135	136
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	53	54
Second Lien, 11.000%, 1/2/19	45	46
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21	20	20
CRC Health Corp. 0.000%, 3/28/21(8)	46	46
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	108	107
INC Research LLC 4.250%, 7/12/18	48	48
InVentiv Health, Inc. 7.500%, 8/4/16	126	126
MMM Holdings, Inc. 9.750%, 12/12/17	47	47
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	34	34
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	37	38
Salix Pharmaceuticals Ltd. 4.250%, 1/2/20	48	49
Sheridan Holdings, Inc. Second Lien, 8.250%, 12/20/21	163	168
Surgery Center Holdings, Inc.
First Lien, 6.000%, 4/11/19	44	44
Second Lien, 9.750%, 4/11/20	78	77

		1,040

Industrials—0.9%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	15	15
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	149	150
AWAS Finance Luxembourg SA 3.500%, 7/16/18	44	44
Ceridian Corp. 4.400%, 5/9/17	188	189
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	35	35
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	134	134

	PAR VALUE	VALUE

Industrials—(continued)
DynCorp International, Inc. 6.250%, 7/7/16	$74	$75
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	130	133
Harland Clarke Holdings Corp. (Clarke American Corp.)
Tranche B-3, 7.000%, 5/22/18	78	79
Tranche B-4, 6.000%, 8/4/19	35	35
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 7/2/18	83	83
International Equipment Solutions Global B.V. 7.250%, 8/16/19	98	98
Navistar, Inc. Tranche B, 5.750%, 8/17/17	90	92
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	58	59

		1,221

Information Technology—1.7%
Active Network, Inc. First Lien, 5.500%, 11/13/20	82	83
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	274	276
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	89	90
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	9	9
Blue Coat Systems, Inc.
4.000%, 5/31/19	156	157
Second Lien, 9.500%, 6/26/20	241	250
Deltek, Inc.
First Lien, 4.500%, 10/10/18	128	129
Second Lien, 10.000%, 10/10/19	96	98
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	123	124
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	167	168
Kronos, Inc.
First Lien, 4.500%, 10/30/19	1	1
Second Lien, 9.750%, 4/30/20	141	147
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	70	72
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	53	54
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	105	105
Second Lien, 11.250%, 12/21/19	175	178

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
Sorenson Communications, Inc. 11.500%, 10/31/14	$104	$105
SRA International, Inc. 6.500%, 7/20/18	129	130
Sungard Availability Services Capital, Inc. Tranche B, 0.000%, 3/25/19(8)	95	95
Wall Street Systems Delaware, Inc.
First Lien, 5.750%, 10/25/19	64	64
Second Lien, 9.250%, 10/25/20	68	69

		2,404

Materials—0.6%
Ardagh Packaging Finance plc 4.250%, 12/17/19	179	180
AZ Chem US, Inc. 5.250%, 12/22/17	111	112
Berry Plastics Groups, Inc. Tranche D, 3.750%, 1/6/21	200	200
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	60	61
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	95	97
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	172	164
Tronox Pigments B.V. 4.500%, 3/19/20	35	35

		849

Telecommunication Services—0.3%
Crown Castle Operating Co. Tranche B-2, 3.250%, 1/31/21	180	179
Hawaiian Telcom Communications, Inc. 5.000%, 6/6/19	99	99
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	89	90
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21	70	70

		438

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	43	43
ExGen Renewables I LLC 5.250%, 2/6/21	45	46
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.737%, 10/10/17	125	91

		180

TOTAL LOAN AGREEMENTS (Identified Cost $9,670)		9,783

	SHARES	VALUE

PREFERRED STOCK—1.1%

Financials—1.1%
Ally Financial, Inc. Series A, 8.500%	6,735	$184
Bank of America Corp. Series U, 5.200%(2)	95(9)	90
Citigroup Capital XVII Series E 6, 350%	7,460	188
Fifth Third Bancorp 5.100%(2)	40(9)	37
General Electric Capital Corp.
Series B, 6.250%(2)	100(9)	107
Series C, 5.250%(2)	100(9)	97
JPMorgan Chase & Co., Series Q, 5.150%(2)(12)	200(9)	189
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	140(9)	131
U.S. Bancorp Series G, 6.000%	4,400	121
Wells Fargo & Co. Series K, 7.980%(2)	140(9)	159
Zions Bancorp, 6.950%(2)	7,760	205

TOTAL PREFERRED STOCK (Identified Cost $1,503)		1,508

COMMON STOCKS—81.4%

Consumer Discretionary—2.2%
Eutelsat Communications SA	38,816	1,318
SES SA	46,144	1,723

		3,041

Energy—20.9%
Enbridge, Inc.	128,076	5,829
Keyera Corp.	20,420	1,295
Kinder Morgan, Inc.	107,216	3,483
Koninklijke Vopak N.V.	21,658	1,209
ONEOK, Inc.	22,880	1,355
Pembina Pipeline Corp.	54,930	2,086
Plains GP Holdings LP	42,070	1,177
Spectra Energy Corp.	97,210	3,591
TransCanada Corp.	85,408	3,888
Williams Cos., Inc. (The)	128,384	5,210

		29,123

Financials—1.7%
American Tower Corp.	29,520	2,417

Industrials—12.6%
Abertis Infraestructuras S.A.	108,307	2,473
Atlantia S.p.A	109,824	2,822
Auckland International Airport Ltd.	471,330	1,559

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrials—(continued)
Ferrovial S.A.	81,699	$1,770
Flughafen Zuerich AG	2,184	1,404
Fraport AG Frankfurt Airport Services Worldwide	19,239	1,437
Sydney Airport	387,590	1,506
Transurban Group	415,231	2,796
Vinci SA	24,207	1,798

		17,565

Telecommunication Services—17.9%
AT&T, Inc.	134,490	4,717
BCE, Inc.	21,187	914
BT Group plc	291,967	1,847
Crown Castle International Corp.	37,185	2,744
Nippon Telegraph & Telephone Corp. ADR	36,805	1,003
Singapore Telecommunications Ltd.	605,000	1,755
TDC A/S	171,140	1,582
TELUS Corp.	42,322	1,517
Verizon Communications, Inc.	95,169	4,527
Vodafone Group plc ADR	92,367	3,400
Windstream, Inc	104,417	860

		24,866

Utilities—26.1%
Allette, Inc.	22,110	1,159
Ameren Corp.	31,100	1,281
American Water Works Co., Inc.	32,495	1,475
APA Group	179,000	1,067
CenterPoint Energy, Inc.	45,880	1,087
Cleco Corp.	23,210	1,174
CMS Energy Corp.	43,735	1,281
Dominion Resources, Inc.	29,023	2,060
DTE Energy Co.	15,105	1,122
Duke Energy Corp.	36,785	2,620
National Grid plc	286,404	3,925
NextEra Energy, Inc.	35,610	3,405
NiSource, Inc.	47,835	1,700
Northeast Utilities	28,960	1,318
Questar Corp.	38,780	922
Scottish & Southern Energy plc	63,320	1,551
Sempra Energy	26,735	2,587
Snam Rete Gas S.p.A	342,132	2,003
Terna Rete Elettrica Nazionale S.p.A	224,635	1,203
Veolia Environnement SA	87,405	1,729

	SHARES	VALUE

Utilities—(continued)
Wisconsin Energy Corp.	33,768	$1,572

		36,241

TOTAL COMMON STOCKS (Identified Cost $92,801)		113,253

EXCHANGE-TRADED FUNDS—0.5%

SPDR Barclays High Yield Bond ETF	17,460	721

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $724)		721

PURCHASED OPTIONS—0.0%

S&P 500® Index Fund expiring 4/11/14 strike price $1,730	579	34
S&P 500® Index Fund expiring 4/11/14 strike price $1,995(11)	579	0
S&P 500® Index Fund expiring 4/4/14 strike price $1,750	623	12
S&P 500® Index Fund expiring 4/4/14 strike price $2,005(11)	623	0

TOTAL PURCHASED OPTIONS (Identified Cost $167)		46

TOTAL LONG TERM INVESTMENTS—132.8% (Identified cost $163,573)		184,718

SHORT-TERM INVESTMENTS—1.7%

Money Market Mutual Funds—1.7%
Fidelity Money Market Portfolio - Institutional
Shares (Seven-day effective yield 0.090%)	2,330,556	2,331

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,331)		2,331

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 134.5% (Identified Cost $165,904)		187,049(1)

WRITTEN OPTIONS—(0.2)%

S&P 500® Index Fund expiring 04/04/14 strike price $1,810	623	(62)
S&P 500® Index Fund expiring 04/11/14 strike price $1,795	579	(128)
S&P 500® Index Fund expiring 04/11/14 strike price $1,930	579	(24)

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
S&P 500® Index Fund expiring 4/4/14 strike price $1,945	623	$(6)
TOTAL WRITTEN OPTIONS—(0.2)% (Premiums Received $492)		(220)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—134.3% (Identified Cost $165,412)		186,829(1)

Other assets and liabilities, net—(34.3)%		(47,733)

NET ASSETS—100.0%		$139,096

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $29,035 or 20.9% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(9)	Value shown as par value.
(10)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(11)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(12)	All or a portion is segregrated as collateral for written options.
(13)	100% of the income received was in cash.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,189	$—	$2,189		$—
Corporate Bonds	44,281	—	44,281		—
Foreign Government Securities	6,239	—	6,239		—
Loan Agreements	9,783	—	9,783		—
Mortgage-Backed Securities	6,605	—	6,605		—
Municipal Bonds	93	—	93		—
Equity Securities:
Common Stocks	113,253	113,253	—		—
Exchange-traded Funds	721	721	—		—
Preferred Stock	1,508	698	810		—
Purchased Options	46	46	—		0(1)
Short-Term Investments	2,331	2,331	—		—

Total Investments before Written Options	$187,049	$117,049	$70,000		$0(1)

Written Options	(220)	$(220)	$—		$—

Liabilities	$(220)	$(220)	$—	$

(1)	Includes internally fair valued securities currently priced at zero ($0).

There were no transfers between level 1 and level 2 for the period.

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

NOTE 1— SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are ratified by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•        Level 1 – quoted prices in active markets for identical securities.

•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non – U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non – U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non – U.S. markets. In such cases the Fund fair values non – U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading the U.S. markets for investments such as ADRS, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE generally 4 pm Eastern time each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

				Net
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Investments	$165,842	$24,627	$(3,420)	$21,207
Options	(492)	272	—	272

NOTE 3— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Total Return Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/29/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	5/29/14

* Print the name and title of each signing officer under his or her signature.